Investment Portfolio	as of July 31, 2020 (Unaudited)

DWS Global Income Builder Fund

		Shares	Value ($)
Common Stocks 53.1%
Communication Services 5.9%
Diversified Telecommunication Services 2.6%
AT&T, Inc.		106,123	3,139,118
BCE, Inc.		22,423	940,144
Deutsche Telekom AG (Registered)		61,981	1,037,250
HKT Trust & HKT Ltd. "SS", (Units)		576,000	845,191
Koninklijke KPN NV		299,720	773,429
Nippon Telegraph & Telephone Corp.		37,800	869,685
Orange SA		75,332	877,604
Singapore Telecommunications Ltd.		341,200	621,024
Spark New Zealand Ltd.		139,801	457,919
Swisscom AG (Registered)		1,689	898,835
Telefonica Brasil SA (ADR)		82,900	836,461
Telefonica Deutschland Holding AG		277,790	768,644
Telenor ASA		65,753	1,016,009
Telia Co. AB		363,635	1,405,413
TELUS Corp.		61,762	1,071,135
Verizon Communications, Inc.		49,933	2,870,149
			18,428,010
Entertainment 0.5%
Activision Blizzard, Inc.		4,900	404,887
iQIYI, Inc. (ADR)*		20,800	438,880
NetEase, Inc. (ADR)		5,089	2,332,900
Netflix, Inc.*		1,000	488,880
			3,665,547
Interactive Media & Services 0.6%
Alphabet, Inc. "A"*		300	446,385
Alphabet, Inc. "C"*		460	682,162
Facebook, Inc. "A"*		5,602	1,421,059
Tencent Holdings Ltd. (ADR)		27,735	1,899,570
			4,449,176
Media 0.9%
Charter Communications, Inc. "A"*		4,197	2,434,260
Comcast Corp. "A"		31,486	1,347,601
Interpublic Group of Companies, Inc.		37,702	680,521
ITV PLC		483,111	360,190
Omnicom Group, Inc.		10,556	567,174
Shaw Communications, Inc. "B"		37,274	681,782
			6,071,528
Wireless Telecommunication Services 1.3%
China Mobile Ltd. (ADR)		70,203	2,391,114
KDDI Corp.		37,400	1,157,169
NTT DoCoMo, Inc.		117,100	3,225,596
Softbank Corp.		61,100	814,885
Vodafone Group PLC		778,032	1,175,127
			8,763,891
Consumer Discretionary 5.0%
Auto Components 0.1%
Bridgestone Corp.		19,600	572,594
Automobiles 0.9%
Bayerische Motoren Werke AG		11,895	764,651
Honda Motor Co., Ltd.		27,700	661,495
NIO, Inc. (ADR)* (a)		93,600	1,117,584
Porsche Automobil Holding SE (Preferred)		12,651	713,123
Subaru Corp.		26,100	492,240
Tesla, Inc.*		700	1,001,532
Toyota Motor Corp.		19,100	1,121,097
Volkswagen AG*		2,577	401,633
			6,273,355
Distributors 0.1%
Jardine Cycle & Carriage Ltd.		24,800	361,519
Diversified Consumer Services 0.1%
TAL Education Group (ADR)*		12,249	957,504
Hotels, Restaurants & Leisure 0.6%
Crown Resorts Ltd.		113,222	723,764
Genting Singapore Ltd.		793,900	427,031
Las Vegas Sands Corp.		13,180	575,175
Restaurant Brands International, Inc.		6,900	389,701
Sands China Ltd.		252,400	973,664
Wynn Macau Ltd.		509,600	892,664
Yum! Brands, Inc.		4,300	391,515
			4,373,514
Household Durables 0.5%
Barratt Developments PLC		70,571	474,617
Garmin Ltd.		8,507	838,705
Newell Brands, Inc.		77,100	1,264,440
Sekisui House Ltd.		37,900	686,964
			3,264,726
Internet & Direct Marketing Retail 1.9%
Alibaba Group Holding Ltd. (ADR)*		3,593	901,915
Amazon.com, Inc.*		3,217	10,180,775
JD.com, Inc. (ADR)*		24,300	1,550,097
Pinduoduo, Inc. (ADR)*		5,300	486,540
Wayfair, Inc. "A"*		2,200	585,398
			13,704,725
Multiline Retail 0.3%
Target Corp.		7,907	995,333
Wesfarmers Ltd.		32,041	1,073,281
			2,068,614
Specialty Retail 0.5%
Hennes & Mauritz AB "B"		43,768	675,461
Home Depot, Inc.		7,150	1,898,253
TJX Companies, Inc.		14,611	759,626
			3,333,340
Consumer Staples 4.3%
Beverages 0.5%
Coca-Cola Co.		38,229	1,805,938
PepsiCo, Inc.		13,598	1,871,901
			3,677,839
Food & Staples Retailing 1.3%
Casino Guichard Perrachon SA*		16,602	460,640
Coles Group Ltd.		33,465	438,198
Colruyt SA		13,286	775,619
Walgreens Boots Alliance, Inc.		67,098	2,731,560
Walmart, Inc.		27,400	3,545,560
Wm Morrison Supermarkets PLC		479,715	1,178,171
			9,129,748
Food Products 1.3%
Bunge Ltd.		9,000	390,960
General Mills, Inc.		15,703	993,529
Hormel Foods Corp.		44,700	2,273,442
The JM Smucker Co.		7,763	848,884
Kellogg Co.		12,799	883,003
Kraft Heinz Co.		28,880	992,894
Mowi ASA		23,593	425,302
Nestle SA (Registered)		19,316	2,299,439
			9,107,453
Household Products 0.5%
Colgate-Palmolive Co.		6,200	478,640
Kimberly-Clark Corp.		6,222	945,993
Procter & Gamble Co.		16,079	2,108,278
			3,532,911
Personal Products 0.1%
Pola Orbis Holdings, Inc.		42,200	694,043
Tobacco 0.6%
British American Tobacco PLC		45,818	1,516,432
Philip Morris International, Inc.		30,865	2,370,740
			3,887,172
Energy 1.1%
Energy Equipment & Services 0.1%
Baker Hughes Co.		47,700	738,873
Oil, Gas & Consumable Fuels 1.0%
Chevron Corp.		15,144	1,271,187
Galp Energia SGPS SA		93,336	979,822
Kinder Morgan, Inc.		67,324	949,268
Marathon Petroleum Corp.		55,800	2,131,560
Phillips 66		5,200	322,504
TC Energy Corp.		8,400	382,859
Valero Energy Corp.		16,700	939,041
			6,976,241
Financials 5.7%
Banks 2.9%
Australia & New Zealand Banking Group Ltd.		47,105	601,401
Bank of Montreal		6,800	372,021
Bank of Nova Scotia		17,191	706,019
BOC Hong Kong Holdings Ltd.		438,000	1,214,988
Canadian Imperial Bank of Commerce		10,143	702,199
Citizens Financial Group, Inc.		22,500	558,225
DBS Group Holdings Ltd.		72,800	1,048,118
Erste Group Bank AG*		48,474	1,077,420
Fifth Third Bancorp.		22,500	446,850
Hang Seng Bank Ltd.		64,700	1,017,779
Huntington Bancshares, Inc.		263,300	2,440,791
JPMorgan Chase & Co.		11,470	1,108,461
Mediobanca Banca di Credito Finanziario SpA		65,162	522,404
Mitsubishi UFJ Financial Group, Inc.		162,000	601,329
Mizuho Financial Group, Inc.		667,300	806,447
Nordea Bank Abp*		63,281	488,547
Oversea-Chinese Banking Corp., Ltd.		129,600	808,840
People's United Financial, Inc.		53,104	572,992
PNC Financial Services Group, Inc.		3,900	416,013
Royal Bank of Canada		16,557	1,142,160
Sumitomo Mitsui Financial Group, Inc.		24,000	634,436
Svenska Handelsbanken AB "A"*		37,753	354,545
Toronto-Dominion Bank		20,680	915,080
Truist Financial Corp.		16,086	602,582
U.S. Bancorp.		13,600	501,024
United Overseas Bank Ltd.		44,900	631,960
			20,292,631
Capital Markets 0.6%
3i Group PLC		36,665	427,765
Amundi SA 144A*		5,901	446,014
Apollo Global Management, Inc.		7,200	353,520
Blackstone Group, Inc. "A"		11,400	607,392
CME Group, Inc.		4,022	668,376
Hong Kong Exchanges & Clearing Ltd.		8,400	400,395
Magellan Financial Group Ltd.		22,369	979,795
Partners Group Holding AG		391	375,945
			4,259,202
Insurance 2.2%
Admiral Group PLC		17,437	548,600
Allianz SE (Registered)		4,547	942,418
American Financial Group, Inc.		5,924	360,002
Assicurazioni Generali SpA		56,749	848,212
Baloise Holding AG (Registered)		4,366	660,804
Chubb Ltd.		3,707	471,679
Everest Re Group Ltd.		4,393	961,145
Fidelity National Financial, Inc.		17,515	566,785
Manulife Financial Corp.		137,100	1,837,280
Medibank Private Ltd.		174,859	352,725
MetLife, Inc.		17,674	668,961
MS&AD Insurance Group Holdings, Inc.		19,300	480,385
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		2,911	766,424
Poste Italiane SpA 144A		75,767	692,347
QBE Insurance Group Ltd.		167,217	1,173,933
Sampo Oyj "A"		64,371	2,320,307
Sompo Holdings, Inc.		14,300	466,916
Zurich Insurance Group AG		4,799	1,758,336
			15,877,259
Health Care 6.8%
Biotechnology 1.7%
AbbVie, Inc.		36,101	3,426,346
Amgen, Inc.		8,321	2,035,899
BeiGene Ltd. (ADR)*		3,600	752,400
Gilead Sciences, Inc.		39,185	2,724,533
Regeneron Pharmaceuticals, Inc.*		3,600	2,275,452
Vertex Pharmaceuticals, Inc.*		2,100	571,200
Zai Lab Ltd. (ADR)*		6,100	464,271
			12,250,101
Health Care Equipment & Supplies 0.6%
Abbott Laboratories		15,488	1,558,712
Coloplast AS "B"		3,090	525,292
DexCom, Inc.*		900	391,986
Medtronic PLC		14,089	1,359,307
			3,835,297
Health Care Providers & Services 0.4%
Cardinal Health, Inc.		17,241	941,704
CVS Health Corp.		6,700	421,698
UnitedHealth Group, Inc.		4,681	1,417,313
			2,780,715
Pharmaceuticals 4.1%
Astellas Pharma, Inc.		49,600	776,259
AstraZeneca PLC		13,598	1,506,932
Bayer AG (Registered)		12,714	838,579
Bristol-Myers Squibb Co.		27,948	1,639,430
Canopy Growth Corp.* (a)		24,300	443,748
Chugai Pharmaceutical Co., Ltd.		50,000	2,239,047
Eli Lilly & Co.		9,904	1,488,472
GlaxoSmithKline PLC		78,774	1,579,202
H. Lundbeck AS		14,462	525,823
Hikma Pharmaceuticals PLC		46,894	1,323,034
Johnson & Johnson		16,776	2,445,270
Merck & Co., Inc.		30,449	2,443,228
Novartis AG (Registered)		24,515	2,016,022
Novo Nordisk AS ''B"		17,031	1,121,179
Orion Oyj "B"		15,929	695,997
Pfizer, Inc.		64,681	2,488,925
Roche Holding AG (Genusschein)		8,288	2,883,212
Sanofi		14,353	1,506,898
Takeda Pharmaceutical Co., Ltd.		31,100	1,105,873
			29,067,130
Industrials 4.6%
Aerospace & Defense 0.5%
BAE Systems PLC		116,667	750,397
General Dynamics Corp.		4,667	684,836
Lockheed Martin Corp.		2,360	894,369
Raytheon Technologies Corp.		15,684	888,969
Singapore Technologies Engineering Ltd.		244,700	586,346
			3,804,917
Air Freight & Logistics 0.2%
Deutsche Post AG (Registered)*		9,736	393,407
United Parcel Service, Inc. "B"		7,790	1,112,100
			1,505,507
Building Products 0.1%
Johnson Controls International PLC		19,864	764,367
Commercial Services & Supplies 0.1%
Quad Graphics, Inc.		10	31
Waste Management, Inc.		6,786	743,746
			743,777
Construction & Engineering 0.1%
Kajima Corp.		65,700	719,804
Electrical Equipment 0.5%
ABB Ltd. (Registered)		37,400	928,856
Eaton Corp. PLC		10,120	942,475
Emerson Electric Co.		8,981	556,912
Prysmian SpA		48,458	1,243,700
			3,671,943
Industrial Conglomerates 0.5%
3M Co.		5,110	768,902
CK Hutchison Holdings Ltd.		81,500	527,940
Honeywell International, Inc.		5,301	791,810
Jardine Matheson Holdings Ltd.		8,500	348,383
Siemens AG (Registered)		7,905	1,010,100
			3,447,135
Machinery 0.6%
Cummins, Inc.		3,413	659,596
Komatsu Ltd.		20,700	407,274
Kone Oyj "B"		6,402	505,880
PACCAR, Inc.		17,879	1,521,145
Wartsila Oyj Abp		59,579	495,620
Yangzijiang Shipbuilding Holdings Ltd.		973,600	645,026
			4,234,541
Professional Services 0.2%
Adecco Group AG (Registered)		14,649	687,843
Thomson Reuters Corp.		5,300	369,807
			1,057,650
Road & Rail 0.6%
Aurizon Holdings Ltd.		617,069	1,956,367
MTR Corp., Ltd.		69,500	344,685
Uber Technologies, Inc.*		21,800	659,668
Union Pacific Corp.		5,547	961,573
			3,922,293
Trading Companies & Distributors 0.9%
Fastenal Co.		8,900	418,656
ITOCHU Corp.		47,600	1,037,385
Marubeni Corp.		109,300	501,545
Mitsubishi Corp.		165,100	3,313,816
Mitsui & Co., Ltd.		49,300	732,318
Sumitomo Corp.		53,600	591,633
			6,595,353
Transportation Infrastructure 0.3%
Aena SME SA 144A*		2,985	387,414
Transurban Group (Units)		153,006	1,512,151
			1,899,565
Information Technology 12.8%
Communications Equipment 1.0%
Arista Networks, Inc.*		2,100	545,517
Cisco Systems, Inc.		50,883	2,396,589
Juniper Networks, Inc.		35,856	910,025
Motorola Solutions, Inc.		5,099	712,840
Nokia Oyj		231,437	1,110,954
Telefonaktiebolaget LM Ericsson "B"		86,391	990,853
			6,666,778
Electronic Equipment, Instruments & Components 1.0%
Amphenol Corp. "A"		3,800	401,888
CDW Corp.		3,100	360,375
Cognex Corp.		7,800	521,586
Corning, Inc.		28,341	878,571
IPG Photonics Corp.*		2,300	411,723
Keyence Corp.		1,500	625,898
Keysight Technologies, Inc.*		3,600	359,604
Kyocera Corp.		9,500	525,379
Murata Manufacturing Co., Ltd.		14,300	892,603
TE Connectivity Ltd.		8,838	787,201
Venture Corp., Ltd.		75,300	978,122
			6,742,950
IT Services 3.8%
Accenture PLC "A"		7,139	1,604,704
Afterpay Ltd.*		9,496	463,523
Automatic Data Processing, Inc.		6,729	894,351
Broadridge Financial Solutions, Inc.		7,014	942,261
Fujitsu Ltd.		9,500	1,266,972
GDS Holdings Ltd. (ADR)*		6,000	481,740
Infosys Ltd. (ADR)		37,100	476,735
International Business Machines Corp.		19,073	2,344,835
Leidos Holdings, Inc.		9,175	873,093
MasterCard, Inc. "A"		8,098	2,498,476
NEC Corp.		24,500	1,369,314
Okta, Inc.*		3,500	773,430
Paychex, Inc.		15,307	1,100,880
PayPal Holdings, Inc.*		8,048	1,577,971
Shopify, Inc. "A"*		2,676	2,736,594
Square, Inc. "A"*		17,849	2,317,693
Twilio, Inc. "A"* (a)		2,400	665,808
Visa, Inc. "A" (a)		13,142	2,502,237
Western Union Co.		63,182	1,534,059
			26,424,676
Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc.*		12,600	975,618
Analog Devices, Inc.		6,748	775,008
Applied Materials, Inc.		8,900	572,537
Broadcom, Inc.		10,979	3,477,598
Intel Corp.		26,370	1,258,640
KLA Corp.		5,183	1,035,719
Lam Research Corp.		2,689	1,014,183
Marvell Technology Group Ltd.		10,800	393,876
Maxim Integrated Products, Inc.		17,081	1,163,045
NVIDIA Corp.		2,400	1,019,016
QUALCOMM., Inc.		11,800	1,246,198
Skyworks Solutions, Inc.		4,200	611,436
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		52,715	4,158,687
Texas Instruments, Inc.		13,135	1,675,369
Tokyo Electron Ltd.		2,000	543,384
			19,920,314
Software 2.5%
Adobe, Inc.*		4,047	1,798,163
Autodesk, Inc.*		2,200	520,146
DocuSign, Inc.*		4,400	954,052
Intuit, Inc.		3,128	958,325
Microsoft Corp.		20,973	4,299,675
Oracle Corp.		26,734	1,482,400
Paycom Software, Inc.*		2,500	710,925
salesforce.com, Inc.*		5,473	1,066,414
SAP SE		6,013	945,044
ServiceNow, Inc.*		3,288	1,444,090
Splunk, Inc.*		3,100	650,442
Trade Desk, Inc. "A"* (a)		1,100	496,452
Trend Micro, Inc.		16,400	957,407
WiseTech Global Ltd.		37,985	563,526
Workday, Inc. "A"*		2,500	452,300
Zoom Video Communications, Inc. "A"*		2,100	533,211
			17,832,572
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc.		11,243	4,778,725
Brother Industries Ltd.		24,100	374,050
FUJIFILM Holdings Corp.		8,800	394,140
Hewlett Packard Enterprise Co.		66,960	660,895
HP, Inc.		45,043	791,856
Logitech International SA (Registered)		9,080	660,843
NetApp, Inc.		21,823	966,759
Samsung Electronics Co., Ltd. (GDR) (Registered)		1,105	1,332,630
Seagate Technology PLC		33,557	1,517,447
Seiko Epson Corp.		62,800	658,480
			12,135,825
Materials 1.8%
Chemicals 0.9%
Air Products & Chemicals, Inc.		3,477	996,612
BASF SE		18,499	1,015,320
Dow, Inc. *		47,800	1,962,668
Linde PLC		2,396	587,283
Mitsubishi Chemical Holdings Corp.		113,100	606,684
Nutrien Ltd.		29,900	973,712
Sociedad Quimica y Minera de Chile SA (ADR)		15,000	458,250
			6,600,529
Construction Materials 0.1%
LafargeHolcim Ltd. (Registered)		17,149	813,737
Containers & Packaging 0.3%
Amcor PLC *		87,841	904,763
International Paper Co.		20,823	724,432
Westrock Co.		23,379	627,960
			2,257,155
Metals & Mining 0.4%
Anglo American PLC		16,184	399,663
BHP Group PLC		20,090	436,504
Polyus PJSC (GDR)		5,794	663,413
Rio Tinto PLC		15,692	955,564
			2,455,144
Paper & Forest Products 0.1%
UPM-Kymmene Oyj		13,284	353,328
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITs)
Ascendas Real Estate Investment Trust		772,676	2,013,643
CapitaLand Commercial Trust		448,900	528,786
CapitaLand Mall Trust		515,700	710,007
Crown Castle International Corp.		5,146	857,838
Mid-America Apartment Communities, Inc.		4,111	489,990
National Retail Properties, Inc.		14,263	505,623
Prologis, Inc.		8,912	939,503
Public Storage		1,884	376,574
Realty Income Corp.		11,564	694,418
Suntec Real Estate Investment Trust		515,900	505,571
VICI Properties, Inc.		103,217	2,240,841
WP Carey, Inc.		10,597	756,308
			10,619,102
Utilities 3.6%
Electric Utilities 2.5%
American Electric Power Co., Inc.		9,242	802,945
CK Infrastructure Holdings Ltd.		128,500	667,549
CLP Holdings Ltd.		42,000	396,414
Duke Energy Corp.		12,277	1,040,353
EDP - Energias de Portugal SA		207,460	1,051,379
Endesa SA		46,841	1,321,720
Enel SpA		121,171	1,101,131
Entergy Corp.		7,578	796,675
Evergy, Inc.		12,972	840,975
Exelon Corp.		18,489	713,860
Fortum Oyj		130,220	2,631,784
NextEra Energy, Inc.		4,372	1,227,220
OGE Energy Corp.		17,857	587,495
Power Assets Holdings Ltd.		178,500	990,885
PPL Corp.		42,675	1,136,009
Red Electrica Corp. SA		49,703	961,316
Southern Co.		20,463	1,117,484
			17,385,194
Gas Utilities 0.2%
Naturgy Energy Group SA		38,035	702,528
Snam SpA		163,284	873,350
			1,575,878
Multi-Utilities 0.9%
Consolidated Edison, Inc.		9,512	730,807
Dominion Energy, Inc		16,535	1,339,831
DTE Energy Co.		6,766	782,353
National Grid PLC		78,361	929,415
Public Service Enterprise Group, Inc.		13,972	781,594
Sempra Energy		5,655	703,821
WEC Energy Group, Inc.		9,347	890,395
			6,158,216
Total Common Stocks (Cost $325,498,232)			372,702,908
Preferred Stocks 4.9%
Communication Services 0.4%
AT&T, Inc. 5.35%		100,000	2,652,000
Financials 4.3%
AGNC Investment Corp. Series C, 7.0%		64,439	1,516,250
Capital One Financial Corp. Series G, 5.2%		100,000	2,593,000
Charles Schwab Corp. Series D, 5.95%		75,000	1,991,250
Citigroup, Inc. Series S, 6.3%		75,000	1,934,250
Fifth Third Bancorp. Series I, 6.625%		75,000	2,057,250
JPMorgan Chase & Co. Series AA, 6.1%		75,000	1,899,750
KeyCorp. Series E, 6.125%		75,000	2,112,750
Kimco Realty Corp. Series L, 5.125%		75,000	1,826,250
Morgan Stanley Series K, 5.85%		75,000	2,145,750
PNC Financial Services Group, Inc. Series P, 6.125%		75,000	2,035,500
Prologis, Inc. Series Q, 8.54%		236	17,414
Regions Financial Corp. Sereis B, 6.375%		80,000	2,191,200
Simon Property Group, Inc. Series J, 8.375%		17,000	1,045,585
The Goldman Sachs Group, Inc. Series J, 5.5%		73,000	1,965,890
Truist Financial Corp. Series H, 5.625%		75,000	1,950,000
VEREIT, Inc. Series F, 6.7%		43,510	1,119,512
Wells Fargo & Co. Series Y, 5.625%		75,000	1,944,750
			30,346,351
Utilities 0.2%
Dominion Energy, Inc. Series A, 5.25%		60,000	1,561,200
Total Preferred Stocks (Cost $35,473,550)			34,559,551
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $90,210)		506	27,083
		Principal Amount ($) (c)	Value ($)
Corporate Bonds 14.1%
Communication Services 3.0%
Amazon.com, Inc., 2.5%, 6/3/2050		115,000	125,408
AT&T, Inc.:
1.65%, 2/1/2028 (d)		290,000	295,132
2.25%, 2/1/2032 (d)		510,000	522,415
2.75%, 6/1/2031		755,000	808,320
3.65%, 6/1/2051		560,000	614,148
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		1,375,000	1,457,362
144A, 4.75%, 3/1/2030		590,000	627,981
144A, 5.875%, 5/1/2027		1,535,000	1,623,262
Charter Communications Operating LLC:
3.7%, 4/1/2051		180,000	188,852
5.05%, 3/30/2029		450,000	546,858
Comcast Corp.:
1.95%, 1/15/2031		260,000	271,622
2.8%, 1/15/2051		260,000	281,459
CSC Holdings LLC, 144A, 4.125%, 12/1/2030		783,000	827,059
Lamar Media Corp., 144A, 3.75%, 2/15/2028		600,000	605,250
Netflix, Inc.:
4.375%, 11/15/2026		1,000,000	1,110,380
5.5%, 2/15/2022		1,100,000	1,161,875
5.875%, 11/15/2028		812,000	1,002,820
NortonLifeLock, Inc., 3.95%, 6/15/2022		1,475,000	1,521,094
Sirius XM Radio, Inc., 144A, 4.125%, 7/1/2030		875,000	923,388
T-Mobile U.S.A., Inc.:
144A, 3.875%, 4/15/2030		460,000	526,815
144A, 4.375%, 4/15/2040		335,000	409,005
144A, 4.5%, 4/15/2050		650,000	811,428
VeriSign, Inc.:
4.625%, 5/1/2023		1,650,000	1,671,747
5.25%, 4/1/2025		1,650,000	1,881,000
ViacomCBS, Inc., 4.2%, 5/19/2032		310,000	357,265
Walt Disney Co.:
2.65%, 1/13/2031		275,000	299,127
3.6%, 1/13/2051		280,000	328,754
			20,799,826
Consumer Discretionary 1.2%
1011778 BC Unlimited Liability Co., 144A, 4.375%, 1/15/2028		1,300,000	1,352,169
Dollar General Corp., 4.125%, 4/3/2050		110,000	138,853
Ford Motor Co.:
8.5%, 4/21/2023		370,000	410,700
9.0%, 4/22/2025		640,000	754,000
Ford Motor Credit Co. LLC:
4.271%, 1/9/2027		590,000	599,027
4.542%, 8/1/2026		489,000	503,670
General Motors Co., 5.4%, 10/2/2023		200,000	220,560
General Motors Financial Co., Inc.:
3.95%, 4/13/2024		1,095,000	1,167,899
5.2%, 3/20/2023		250,000	271,879
Home Depot, Inc.:
3.125%, 12/15/2049		500,000	592,738
3.35%, 4/15/2050		270,000	330,983
Lowe's Companies, Inc.:
5.0%, 4/15/2040		195,000	266,207
5.125%, 4/15/2050		135,000	196,364
McDonald's Corp.:
2.125%, 3/1/2030		220,000	230,948
4.2%, 4/1/2050		270,000	344,961
QVC, Inc., 4.75%, 2/15/2027		1,140,000	1,168,500
Volkswagen Group of America Finance LLC, 144A, 3.35%, 5/13/2025		200,000	218,272
			8,767,730
Consumer Staples 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040		270,000	325,473
5.55%, 1/23/2049		699,000	982,532
Constellation Brands, Inc., 2.875%, 5/1/2030		255,000	278,119
General Mills, Inc., 2.875%, 4/15/2030		415,000	465,150
Keurig Dr Pepper, Inc.:
3.2%, 5/1/2030		150,000	170,271
3.8%, 5/1/2050		185,000	228,813
PepsiCo, Inc., 3.375%, 7/29/2049		275,000	342,286
Philip Morris International, Inc., 2.1%, 5/1/2030		375,000	397,174
			3,189,818
Energy 1.0%
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025		1,000,000	1,140,258
Devon Energy Corp., 5.0%, 6/15/2045		610,000	597,517
Energy Transfer Operating LP, 5.5%, 6/1/2027		1,000,000	1,102,589
Enterprise Products Operating LLC, 4.2%, 1/31/2050		905,000	1,051,815
Exxon Mobil Corp., 3.482%, 3/19/2030		600,000	704,468
Hess Corp., 5.8%, 4/1/2047		400,000	467,353
Marathon Petroleum Corp.:
4.5%, 5/1/2023		730,000	791,043
4.7%, 5/1/2025		635,000	721,492
Plains All American Pipeline LP, 3.8%, 9/15/2030		300,000	300,363
Total Capital International SA, 3.127%, 5/29/2050		340,000	382,823
			7,259,721
Financials 2.7%
AerCap Ireland Capital DAC, 6.5%, 7/15/2025		270,000	289,737
Air Lease Corp., 3.0%, 2/1/2030		750,000	702,106
Banco de Credito del Peru, 144A, 3.125%, 7/1/2030 (a)		592,000	587,264
Banco Santander SA, 2.706%, 6/27/2024		1,800,000	1,920,810
Bank of America Corp.:
2.676%, 6/19/2041		330,000	351,402
4.3%, Perpetual (e)		612,000	577,912
Barclays PLC:
2.645%, 6/24/2031		600,000	615,703
2.852%, 5/7/2026		950,000	1,007,163
BNP Paribas SA, 144A, 2.219%, 6/9/2026		500,000	520,777
BPCE SA, 144A, 4.875%, 4/1/2026		1,300,000	1,494,536
Citigroup, Inc., 2.572%, 6/3/2031		770,000	818,644
Credit Suisse Group AG, 144A, 2.193%, 6/5/2026		350,000	359,939
GE Capital Funding LLC, 144A, 4.4%, 5/15/2030		260,000	274,054
GE Capital International Funding Co., Unlimited Co., 4.418%, 11/15/2035		550,000	567,900
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029		240,000	261,355
Intercontinental Exchange, Inc.:
2.1%, 6/15/2030		284,000	300,713
3.0%, 6/15/2050		173,000	199,180
JPMorgan Chase & Co., 2.956%, 5/13/2031		305,000	332,202
MDGH - GMTN BV, REG S, 3.7%, 11/7/2049		245,000	286,650
Metropolitan Life Global Funding I, 144A, 2.95%, 4/9/2030		203,000	233,190
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		850,000	818,978
PayPal Holdings, Inc.:
2.65%, 10/1/2026		506,000	559,828
2.85%, 10/1/2029		1,200,000	1,354,419
REC Ltd.:
144A, 4.75%, 5/19/2023		426,000	445,817
144A, 5.25%, 11/13/2023		570,000	608,532
Synchrony Financial, 4.375%, 3/19/2024		540,000	574,692
The Allstate Corp., 3.85%, 8/10/2049		190,000	241,647
The Goldman Sachs Group, Inc.:
3.5%, 4/1/2025		633,000	701,395
4.4%, Perpetual (e)		186,000	175,770
Truist Financial Corp., 4.8%, Perpetual (e)		2,000,000	2,016,276
			19,198,591
Health Care 1.6%
AbbVie, Inc., 4.875%, 11/14/2048		450,000	616,881
Anthem, Inc., 2.25%, 5/15/2030		515,000	545,244
Biogen, Inc., 3.15%, 5/1/2050		250,000	263,743
Centene Corp.:
3.375%, 2/15/2030		368,000	389,620
4.25%, 12/15/2027		535,000	568,438
Cigna Corp.:
2.4%, 3/15/2030		180,000	192,022
3.2%, 3/15/2040		90,000	100,677
CVS Health Corp.:
4.25%, 4/1/2050		120,000	152,546
5.05%, 3/25/2048		1,595,000	2,197,098
HCA, Inc.:
3.5%, 9/1/2030		2,440,000	2,564,474
4.125%, 6/15/2029		600,000	702,272
5.25%, 6/15/2026		1,000,000	1,174,890
Molina Healthcare, Inc., 144A, 4.375%, 6/15/2028		550,000	584,392
Stryker Corp., 2.9%, 6/15/2050		340,000	371,844
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030		200,000	205,427
3.175%, 7/9/2050		380,000	416,098
UnitedHealth Group, Inc., 2.9%, 5/15/2050		280,000	317,932
			11,363,598
Industrials 1.2%
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027 (d)		865,000	867,386
Agilent Technologies, Inc., 2.1%, 6/4/2030		265,000	276,550
Boeing Co.:
2.7%, 5/1/2022		790,000	802,462
4.508%, 5/1/2023		900,000	941,642
4.875%, 5/1/2025		546,000	590,857
5.04%, 5/1/2027		350,000	378,982
Empresa de Transporte de Pasajeros Metro SA, 144A, 3.65%, 5/7/2030		605,000	669,281
General Electric Co.:
3.45%, 5/1/2027		265,000	278,728
3.625%, 5/1/2030		195,000	197,388
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027		233,000	241,155
Otis Worldwide Corp., 144A, 3.112%, 2/15/2040		400,000	442,799
Prime Security Services Borrower LLC:
144A, 5.25%, 4/15/2024		1,550,000	1,666,250
144A, 6.25%, 1/15/2028		405,000	422,213
RELX Capital, Inc., 3.0%, 5/22/2030		90,000	99,887
Roper Technologies, Inc., 2.0%, 6/30/2030		240,000	250,317
			8,125,897
Information Technology 0.6%
Broadcom, Inc., 144A, 5.0%, 4/15/2030		410,000	487,308
HP, Inc., 2.2%, 6/17/2025		700,000	735,524
KLA Corp., 3.3%, 3/1/2050		183,000	205,013
Lam Research Corp., 2.875%, 6/15/2050		136,000	155,326
Microchip Technology, Inc., 144A, 2.67%, 9/1/2023		325,000	336,455
Micron Technology, Inc., 2.497%, 4/24/2023		460,000	480,251
NVIDIA Corp.:
3.5%, 4/1/2040		78,000	93,691
3.5%, 4/1/2050		117,000	140,129
NXP BV, 144A, 2.7%, 5/1/2025		80,000	85,742
Open Text Corp., 144A, 3.875%, 2/15/2028		1,100,000	1,143,670
Oracle Corp., 3.6%, 4/1/2050		150,000	179,510
			4,042,619
Materials 0.3%
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		1,511,000	1,650,913
Newmont Corp., 2.25%, 10/1/2030		240,000	253,574
Nucor Corp., 2.7%, 6/1/2030		70,000	75,897
WRKCo., Inc., 3.0%, 6/15/2033		185,000	201,479
			2,181,863
Real Estate 0.5%
American Tower Corp.:
(REIT), 2.1%, 6/15/2030		310,000	322,421
(REIT), 3.8%, 8/15/2029		900,000	1,054,494
Equinix, Inc., (REIT), 2.15%, 7/15/2030		193,000	198,881
Iron Mountain, Inc.:
144A, (REIT), 5.0%, 7/15/2028		325,000	336,375
144A, (REIT), 5.25%, 7/15/2030		620,000	650,225
Office Properties Income Trust, (REIT), 4.15%, 2/1/2022		260,000	260,932
Omega Healthcare Investors, Inc.:
(REIT), 4.5%, 4/1/2027		230,000	243,942
(REIT), 4.75%, 1/15/2028		260,000	285,031
Welltower, Inc., (REIT), 2.75%, 1/15/2031		210,000	214,355
			3,566,656
Utilities 1.5%
Calpine Corp., 144A, 4.5%, 2/15/2028		1,250,000	1,290,625
Consolidated Edison Co., 3.95%, 4/1/2050		30,000	38,615
Duke Energy Indiana LLC, 2.75%, 4/1/2050		300,000	331,139
Edison International, 5.75%, 6/15/2027		1,650,000	1,925,698
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028		625,000	629,062
Grupo Energia Bogota SA ESP, 144A, 4.875%, 5/15/2030 (a)		649,000	707,734

NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		1,035,000	1,081,575
144A, 4.25%, 7/15/2024		1,570,000	1,672,050
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		130,000	130,464
3.3%, 8/1/2040		370,000	374,775
3.5%, 8/1/2050		150,000	154,492
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	1,505,000	1,891,754
			10,227,983
Total Corporate Bonds (Cost $91,450,020)			98,724,302
Asset-Backed 5.0%
Automobile Receivables 2.6%
AmeriCredit Automobile Receivables Trust, "C", Series 2019-2, 2.74%, 4/18/2025		4,080,000	4,206,422
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2019-1A, 144A, 4.53%, 3/20/2023		700,000	698,733
CPS Auto Receivables Trust, "E", Series 2015-C, 144A, 6.54%, 8/16/2021		1,500,000	1,514,812
Flagship Credit Auto Trust, "C", Series 2019-4, 144A, 2.77%, 12/15/2025		6,230,000	6,420,354
GMF Floorplan Owner Revolving Trust, "C", Series 2019-1, 144A, 3.06%, 4/15/2024		1,540,000	1,532,753
Hertz Vehicle Financing II LP, "B", Series 2017-2A, 144A, 4.2%, 10/25/2023		605,000	605,974
Hyundai Auto Receivables Trust, "C", Series 2019-B, 2.4%, 6/15/2026		3,500,000	3,615,502
			18,594,550
Credit Card Receivables 0.7%
Fair Square Issuance Trust, "A", Series 2020-AA, 144A, 2.9%, 9/20/2024		4,670,000	4,664,867
Miscellaneous 1.7%
Ares XXXIV CLO Ltd., "AR2", Series 2015-2A, 144A, 3-month USD-LIBOR + 1.250%, 1.523% **, 4/17/2033		3,790,000	3,709,936
CF Hippolyta LLC, "B1", Series 2020-1, 144A, 2.28%, 7/15/2060		2,450,000	2,474,535
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		186,050	185,404
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036		2,368,896	2,441,844
RR 8 Ltd., "A1B", Series 2020-8A, 144A, 3-month USD-LIBOR + 1.450%, 1.725% **, 4/15/2033		2,830,000	2,803,686
			11,615,405
Total Asset-Backed (Cost $34,524,234)			34,874,822
Mortgage-Backed Securities Pass-Throughs 4.8%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021		5,263	5,310
Federal National Mortgage Association:
2.0%, 8/1/2035 (d)		13,500,000	14,043,645
2.5%, 8/1/2050 (d)		19,000,000	19,962,920
Government National Mortgage Association, 6.5%, 8/20/2034		32,393	39,683
Total Mortgage-Backed Securities Pass-Throughs (Cost $33,878,764)			34,051,558
Commercial Mortgage-Backed Securities 5.1%
Benchmark Mortgage Trust, "A4" Series 2019-B13, 2.952%, 8/15/2057		7,600,000	8,485,220
BX Commercial Mortgage Trust, "D", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 1.475% **, 11/15/2035		700,000	694,727
CFK Trust, "A", Series 2020-MF2, 144A, 2.387%, 3/15/2039		4,250,000	4,290,520
Citigroup Commercial Mortgage Trust:
"A", Series 2020-555, 144A, 2.647%, 12/10/2041		4,300,000	4,480,984
"C", Series 2019-PRM, 144A, 3.896%, 5/10/2036		2,516,145	2,582,613
"D", Series 2019-PRM, 144A, 4.35%, 5/10/2036		2,625,000	2,659,933
DBWF Mortgage Trust, "C", Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 1.937% **, 12/19/2030		1,250,000	1,149,709
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.532% **, 12/25/2024		7,244,189	149,065
"X1P", Series KL05, Interest Only, 0.892% **, 6/25/2029		28,700,000	1,910,398
“X1", Series K110, Interest Only, 1.698% **, 4/25/2030		20,697,663	2,812,458
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		1,962,211	1,285,497
MTRO Commercial Mortgage Trust, "C", Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.300%, 1.475% **, 12/15/2033		1,255,000	1,221,948
Multifamily Connecticut Avenue Securities Trust, "M7", Series 2019-01, 144A, 1-month USD-LIBOR + 1.700%, 1.872% **, 10/15/2049		1,988,530	1,856,623
NYT Mortgage Trust, "B", Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 1.575% **, 12/15/2035		2,000,000	1,957,778
Total Commercial Mortgage-Backed Securities (Cost $35,915,539)			35,537,473
Collateralized Mortgage Obligations 6.4%
Connecticut Avenue Securities Trust:
"1M2", Series 2020-R01, 144A, 1-month USD-LIBOR + 2.050%, 2.222% **, 1/25/2040		1,500,000	1,423,338
"1M2", Series 2019-R03, 144A, 1-month USD-LIBOR + 2.150%, 2.322% **, 9/25/2031		648,605	634,802
"1M2", Series 2019-R02, 144A, 1-month USD-LIBOR + 2.300%, 2.472% **, 8/25/2031		962,396	948,101
Fannie Mae Connecticut Avenue Securities:
"1M2", Series 2018-C06, 1-month USD-LIBOR + 2.000%, 2.172% **, 3/25/2031		661,612	636,601
"1M2", Series 2018-C03, 1-month USD-LIBOR + 2.150%, 2.322% **, 10/25/2030		881,315	857,099
"1M2", Series 2018-C01, 1-month USD-LIBOR + 2.250%, 2.422% **, 7/25/2030		1,417,525	1,366,939
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 2.522% **, 1/25/2031		2,062,551	1,991,512
Federal Home Loan Mortgage Corp.:
"GV", Series 4827, 4.0%, 7/15/2031		3,527,194	3,719,640
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		171,779	13,722
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		3,302,334	540,296
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		276,929	1,774
Federal National Mortgage Association:
"ZL", Series 2017-55, 3.0%, 10/25/2046		1,158,409	1,165,752
"4", Series 406, Interest Only, 4.0%, 9/25/2040		2,569,853	305,552
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		234,636	52,321
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2020-DNA2, 144A, 1-month USD-LIBOR + 1.850%, 2.022% **, 2/25/2050		5,400,000	5,114,520
"M2", Series 2019-DNA3, 144A, 1-month USD-LIBOR + 2.050%, 2.222% **, 7/25/2049		1,366,332	1,309,062
"M2", Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.450%, 2.622% **, 3/25/2049		2,145,822	2,085,367
"M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 2.672% **, 3/25/2030		1,000,000	991,159
"M2", Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 2.822% **, 1/25/2049		319,210	310,401
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		584,187	28,811
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		502,618	74,681
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		481,434	70,163
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		326,372	52,074
JPMorgan Mortgage Trust:
"A11", Series 2020-2, 144A, 1-month USD-LIBOR + 0.800%, 0.985% **, 7/25/2050		2,644,051	2,617,419
"A11", Series 2019-9, 144A, 1-month USD-LIBOR + 0.900%, 1.085% **, 5/25/2050		1,480,345	1,467,265
"AM", Series 2016-3, 144A, 3.362%, 10/25/2046		3,650,291	3,715,003
"A3", Series 2019-INV3, 144A, 3.5%, 5/25/2050		5,831,055	6,002,861
"A3", Series 2020-INV1, 144A, 3.5%, 8/25/2050		2,280,718	2,345,949
New Residential Mortgage Loan:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049		2,226,074	2,260,082
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049		636,487	649,328
STACR Trust, "M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 2.272% **, 9/25/2048		1,945,946	1,864,431
Total Collateralized Mortgage Obligations (Cost $44,439,434)			44,616,025
Government & Agency Obligations 1.5%
Sovereign Bonds 0.8%
Abu Dhabi Government International Bond, 144A, 3.125%, 4/16/2030		1,228,000	1,383,011
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030		883,000	921,631
Republic of Colombia, 3.125%, 4/15/2031		525,000	543,643
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	1,555,000	1,870,875
Republic of Philippines, 2.457%, 5/5/2030		733,000	803,656
Republica Orient Uruguay, 4.375%, 1/23/2031		287,318	351,605
			5,874,421
U.S. Treasury Obligations 0.7%
U.S. Treasury Bond, 2.0%, 2/15/2050		700,000	841,012
U.S. Treasury Notes:
0.25%, 6/15/2023		1,900,000	1,907,051
0.625%, 5/15/2030		1,730,000	1,744,326
			4,492,389
Total Government & Agency Obligations (Cost $10,095,223)			10,366,810
Loan Participations and Assignments 0.4%
Senior Loans **
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD LIBOR + 1.750%, 1.922%, 6/22/2026		1,389,235	1,339,744
TransDigm, Inc., Term Loan F, 1-month USD LIBOR + 2.250%, 2.411%, 12/9/2025		1,258,539	1,181,566
Total Loan Participations and Assignments (Cost $2,649,815)			2,521,310
		Shares	Value ($)
Exchange-Traded Funds 3.5%
SPDR Bloomberg Barclays Convertible Securities ETF (a) (Cost $20,377,975)		382,040	24,790,575
		Principal Amount ($)(c)	Value ($)
Short-Term U.S. Treasury Obligations 2.2%
U.S. Treasury Bills:
(0.021%) ***, 9/10/2020		1,500,000	1,499,854
1.131% ***, 9/10/2020		2,000,000	1,999,805
1.204% ***, 6/17/2021 (f)		9,300,000	9,290,450
1.484% ***, 9/10/2020		600,000	599,941
1.598% ***, 9/10/2020 (g)		2,300,000	2,299,775
Total Short-Term U.S. Treasury Obligations (Cost $15,680,829)			15,689,825
		Shares	Value ($)
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (h) (i) (Cost $6,238,824)		6,238,824	6,238,824
Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 0.11% (h) (Cost $24,022,183)		24,022,183	24,022,183
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $680,334,832)		105.3	738,723,249
Other Assets and Liabilities, Net		(5.3)	(37,426,459)
Net Assets		100.0	701,296,790

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2020 are as follows:

Value ($) at 10/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2020	Value ($) at 7/31/2020
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (h) (i)
250,800	5,988,024 (j)	—	—	—	115,227	—	6,238,824	6,238,824
Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 0.11% (h)
6,452,810	333,666,981	316,097,608	—	—	170,203	—	24,022,183	24,022,183
6,703,610	339,655,005	316,097,608	—	—	285,430	—	30,261,007	30,261,007

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Annualized yield at time of purchase; not a coupon rate.
(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2020 amounted to $6,046,523, which is 0.9% of net assets.
(b) Investment was valued using significant unobservable inputs.
(c) Principal amount stated in U.S. dollars unless otherwise noted.
(d) When-issued, delayed delivery or forward commitment securities included.
(e) Perpetual, callable security with no stated maturity date.
(f) At July 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g) At July 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
ASX: Australian Securities Exchange
CLO: Collateralized Loan Obligation
EURIBOR: Euro Interbank Offered Rate
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
MSCI: Morgan Stanley Capital International
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SOC: Stated Owned Company
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At July 31, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
3 Month Euro Euribor Interest Rate	EUR	6/14/2021	10	2,957,239	2,959,306	2,067
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	6/14/2021	11	3,029,149	3,029,495	346
3 Month Euroyen Futures	JPY	6/14/2021	12	2,834,534	2,835,482	948
3 Month Sterling (Short Sterling) Interest Rate	GBP	6/16/2021	18	2,941,241	2,944,955	3,714
90 Day Eurodollar Time Deposit	USD	6/14/2021	11	2,743,984	2,745,738	1,754
ASX 90 Day Bank Accepted Bills	AUD	6/10/2021	17	12,138,506	12,140,562	2,056
MSCI Mini Emerging Market Index	USD	9/18/2020	512	24,560,311	27,374,080	2,813,769
U.S. Treasury Long Bond	USD	9/21/2020	29	5,144,631	5,286,157	141,526
Ultra 10 Year U.S. Treasury Note	USD	9/21/2020	30	4,644,452	4,777,500	133,048
Ultra Long U.S. Treasury Bond	USD	9/21/2020	54	11,727,847	12,295,124	567,277
Total unrealized appreciation						3,666,505

At July 31, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
5 Year U.S. Treasury Note	USD	9/30/2020	121	15,171,021	15,261,125	(90,104)
Euro Stoxx 50 Index	EUR	9/18/2020	266	9,684,611	9,973,449	(288,838)
S&P 500 E-Mini Index	USD	9/18/2020	46	6,954,489	7,506,050	(551,561)
TOPIX Index	JPY	9/10/2020	77	11,861,494	10,885,693	975,801
Total net unrealized appreciation						45,298

At July 31, 2020, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
Fixed - 2% Semi-Annually	Floating — 3-Month LIBOR Quarterly	1/21/2020 1/21/2030	10,200,000	USD	(1,439,434)	(239,725)	(1,199,709)

LIBOR: London Interbank Offered Rate; 3-month LIBOR rate as of July 31, 2020 is 0.249%.
At July 31, 2020, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	3,300,000	USD	3,572,596	8/18/2020	(315,779)	State Street Bank and Trust

Currency Abbreviations
AUD	Australian Dollar	GBP	British Pound
CHF	Swiss Franc	JPY	Japanese Yen
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$25,074,182	$16,303,970	$—	$41,378,152
Consumer Discretionary	23,894,093	11,015,798	—	34,909,891
Consumer Staples	22,241,322	7,787,844	—	30,029,166
Energy	6,735,292	979,822	—	7,715,114
Financials	16,979,557	23,449,535	—	40,429,092
Health Care	29,289,894	18,643,349	—	47,933,243
Industrials	12,738,962	19,627,890	—	32,366,852
Information Technology	76,402,624	13,320,491	—	89,723,115
Materials	7,899,093	4,580,800	—	12,479,893
Real Estate	6,861,095	3,758,007	—	10,619,102
Utilities	13,491,817	11,627,471	—	25,119,288
Preferred Stocks (k)	34,559,551	—	—	34,559,551
Warrants	—	—	27,083	27,083
Fixed Income Investments (k)
Corporate Bonds	—	98,724,302	—	98,724,302
Asset-Backed	—	34,874,822	—	34,874,822
Mortgage-Backed Securities Pass-Throughs	—	34,051,558	—	34,051,558
Commercial Mortgage-Backed Securities	—	35,537,473	—	35,537,473
Collateralized Mortgage Obligations	—	44,616,025	—	44,616,025
Government & Agency Obligations	—	10,366,810	—	10,366,810
Loan Participations and Assignments	—	2,521,310	—	2,521,310
Short-Term U.S. Treasury Obligation	—	15,689,825	—	15,689,825
Exchange-Traded Funds	24,790,575	—	—	24,790,575
Short-Term Investments (k)	30,261,007	—	—	30,261,007
Derivatives (l)
Futures Contracts	4,642,306	—	—	4,642,306
Total	$335,861,370	$407,477,102	$27,083	$743,365,555
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(930,503)	$—	$—	$(930,503)
Interest Rate Swap Contracts	—	(1,199,709)	—	(1,199,709)
Forward Foreign Currency Contracts	—	(315,779)	—	(315,779)
Total	$(930,503)	$(1,515,488)	$—	$(2,445,991)

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Equity Contracts	$ 2,949,171	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ (315,779)
Interest Rate Contracts	$ 762,632	$ (1,199,709)	$ —